Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)	Total Shareholder Return ($) (3)	S&P 500 P&C Insurance Index Total Shareholder Return ($) (3)	Net Income (millions)	Adjusted AIP EBITDA (millions) (4)
2025	4,732,132	16,027,578	2,156,036	3,278,158	159.81	165.26	$149.23	$238.4
2024	3,206,990	6,951,558	2,245,582	2,505,862	114.74	150.13	$78.30	$164.8
2023	2,379,477	1,450,376	2,425,368	2,302,804	92.75	110.81	$28.18	$103.4

Company Selected Measure Name	Adjusted AIP EBITDA
Named Executive Officers, Footnote	The following individuals are our other Named Executive Officers for each fiscal year:

Year	PEO(s)	Non-PEO NEOs

2025	McKeel Hagerty	Patrick McClymont, Jeffrey Briglia, Russell Page, Kenneth Ahn
2024	McKeel Hagerty	Patrick McClymont, Russell Page, Paul Rehrig
2023	McKeel Hagerty	Patrick McClymont, Paul Rehrig

PEO Total Compensation Amount	$ 4,732,132	$ 3,206,990	$ 2,379,477
PEO Actually Paid Compensation Amount	$ 16,027,578	6,951,558	1,450,376
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Adjustments	2023		2024		2025
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Total for Applicable FY	$2,379,477	$2,425,368	$3,206,990	$2,245,582	$4,732,132	$2,156,036
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($700,000)	($909,375)	($1,700,000)	($1,018,750)	($200,886)	($765,880)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$624,718	$811,571	$2,689,339	$1,293,026	$405,911	$1,339,959
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($932,171)	($26,677)	$2,263,992	$139,967	$11,228,691	$551,203
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$78,353	$1,917	$491,237	$72,438	($138,269)	($3,160)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	($226,400)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date	—	—	—	—	—	—
TOTAL ADJUSTMENTS	$1,450,376	$2,302,804	$6,951,558	$2,505,862	$16,027,578	$3,278,158

Non-PEO NEO Average Total Compensation Amount	$ 2,156,036	2,245,582	2,425,368
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,278,158	2,505,862	2,302,804
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Adjustments	2023		2024		2025
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Total for Applicable FY	$2,379,477	$2,425,368	$3,206,990	$2,245,582	$4,732,132	$2,156,036
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($700,000)	($909,375)	($1,700,000)	($1,018,750)	($200,886)	($765,880)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$624,718	$811,571	$2,689,339	$1,293,026	$405,911	$1,339,959
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($932,171)	($26,677)	$2,263,992	$139,967	$11,228,691	$551,203
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$78,353	$1,917	$491,237	$72,438	($138,269)	($3,160)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	($226,400)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date	—	—	—	—	—	—
TOTAL ADJUSTMENTS	$1,450,376	$2,302,804	$6,951,558	$2,505,862	$16,027,578	$3,278,158

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Adjusted AIP EBITDA •Total Revenue Growth •Policies in Force Retention •Adjusted Operating Income
Total Shareholder Return Amount	$ 159.81	114.74	92.75
Peer Group Total Shareholder Return Amount	165.26	150.13	110.81
Net Income (Loss)	$ 149,230,000	$ 78,300,000	$ 28,180,000
Company Selected Measure Amount	238.4	164.8	103.4
PEO Name	McKeel Hagerty
Additional 402(v) Disclosure	TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on each of December 31, 2023,
December 31, 2024, and December 31, 2025, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The selected industry index for this calculation is the S&P 500 Property & Casualty Insurance Index.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted AIP EBITDA
Non-GAAP Measure Description	Adjusted AIP EBITDA is our Company‑Selected Measure. Our Compensation Committee reviews Adjusted AIP EBITDA on a quarterly basis to inform annual non‑equity incentive plan compensation determinations for our NEOs. We define Adjusted AIP
EBITDA as consolidated Net Income, excluding net interest and other income (expense), income tax (benefit) expense, and depreciation and amortization. The measure is then adjusted to (i) add back share-based compensation and, when applicable, (ii)
exclude restructuring, impairment and related charges, legal settlements and similar items, certain public company or transaction-
related costs, and other unusual or non-recurring items approved by the Audit Committee. For AIP purposes, Adjusted AIP EBITDA is measured before AIP expense and holds CAT losses at plan up to $70 million per year. For this metric, CAT losses are weather or catastrophe related losses recognized in our insurance operations under our underwriting and reinsurance practices (for example, severe convective storms, hail, wind, flood, or wildfire events) as determined under our reinsurance program. For AIP purposes, the calculation also excludes net investment income and includes the add back of interest paid to State Farm, in each case as reflected in the Compensation Committee approved metric. These AIP specific mechanics are intended to focus participants on controllable, plan based operating performance and avoid windfalls or penalties from uncontrollable events or weather volatility. Net Income is the most directly comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Policies in Force Retention
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (200,886)	$ (1,700,000)	$ (700,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	405,911	2,689,339	624,718
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,228,691	2,263,992	(932,171)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Years that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,269)	491,237	78,353
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(765,880)	(1,018,750)	(909,375)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,339,959	1,293,026	811,571
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	551,203	139,967	(26,677)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(226,400)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Years that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,160)	$ 72,438	$ 1,917